UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-5482

DWS High Income Trust (Scudder High Income Trust)

(Exact name of registrant as specified in charter)

222 South Riverside Plaza

Chicago, IL 60606

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 11/30

Date of reporting period: 02/28/06

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio                          as of February 28, 2006 (Unaudited)

DWS High Income Trust

(formerly Scudder High Income Trust)

	Principal Amount ($) (a)	Value ($)

Corporate Bonds 105.3%
Consumer Discretionary 29.3%
155 East Tropicana LLC, 8.75%, 4/1/2012	830,000	817,550
Adesa, Inc., 7.625%, 6/15/2012	190,000	192,850
Affinia Group, Inc., 9.0%, 11/30/2014	745,000	616,487
AMC Entertainment, Inc.:
8.0%, 3/1/2014 (b)	1,270,000	1,106,487
144A, 11.0%, 2/1/2016	125,000	125,781
AutoNation, Inc., 9.0%, 8/1/2008	580,000	619,150
Aztar Corp., 7.875%, 6/15/2014 (b)	1,185,000	1,232,400
Cablevision Systems Corp., Series B, 8.716% **, 4/1/2009	255,000	263,606
Caesars Entertainment, Inc., 8.875%, 9/15/2008	340,000	366,775
Charter Communications Holdings LLC:
9.625%, 11/15/2009	330,000	252,450
10.25%, 9/15/2010	2,130,000	2,124,675
144A, 10.25%, 9/15/2010	495,000	492,525
144A, 11.0%, 10/1/2015	2,347,000	1,974,414
Cooper-Standard Automotive, Inc., 8.375%, 12/15/2014	680,000	527,000
CSC Holdings, Inc.:
7.25%, 7/15/2008	320,000	324,000
7.875%, 12/15/2007 (b)	1,200,000	1,230,000
Dex Media East LLC/Financial, 12.125%, 11/15/2012	2,895,000	3,340,106
Dura Operating Corp., Series B, 8.625%, 4/15/2012 (b)	1,115,000	880,850
EchoStar DBS Corp.:
6.625%, 10/1/2014	355,000	345,238
144A, 7.125%, 2/1/2016	375,000	371,250
Foot Locker, Inc., 8.5%, 1/15/2022	560,000	590,800
Ford Motor Co., 7.45%, 7/16/2031 (b)	280,000	198,800
General Motors Corp.:
8.25%, 7/15/2023 (b)	805,000	553,438
8.375%, 7/15/2033 (b)	1,375,000	969,375
Goodyear Tire & Rubber Co., 11.25%, 3/1/2011	1,635,000	1,818,937
Gregg Appliances, Inc., 9.0%, 2/1/2013	360,000	340,200
GSC Holdings Corp., 144A, 8.0%, 10/1/2012 (b)	645,000	643,387
Hertz Corp., 144A, 8.875%, 1/1/2014	405,000	423,225
Jacobs Entertainment, Inc., 11.875%, 2/1/2009	2,460,000	2,595,300
Kellwood Co., 7.625%, 10/15/2017	310,000	281,548
Lear Corp.:
Series B, 5.75%, 8/1/2014	550,000	430,375
Series B, 8.11%, 5/15/2009 (b)	1,170,000	1,032,525
Levi Strauss & Co.:
9.28% **, 4/1/2012	345,000	356,213
12.25%, 12/15/2012	240,000	274,200
Liberty Media Corp.:
5.7%, 5/15/2013 (b)	275,000	257,569
7.875%, 7/15/2009	30,000	31,576
8.25%, 2/1/2030	425,000	426,850

8.5%, 7/15/2029		120,000	121,730
Mandalay Resort Group, Series B, 10.25%, 8/1/2007		225,000	238,781
Mediacom Broadband LLC, 8.5%, 10/15/2015		400,000	384,000
Mediacom LLC, 9.5%, 1/15/2013		70,000	70,000
MGM MIRAGE:
8.375%, 2/1/2011 (b)		590,000	632,775
9.75%, 6/1/2007		610,000	638,975
MTR Gaming Group, Inc., Series B, 9.75%, 4/1/2010		885,000	948,056
NCL Corp., 10.625%, 7/15/2014		495,000	518,513
Norcraft Holdings/Capital, Step-up Coupon, 0% to 9/1/2008, 9.75% to 9/1/2012		1,105,000	792,837
Paxson Communications Corp., 144A, 10.777% **, 1/15/2013		125,000	120,938
Petro Stopping Centers, 9.0%, 2/15/2012		240,000	243,000
Pinnacle Entertainment, Inc., 8.75%, 10/1/2013 (b)		1,100,000	1,177,000
Premier Entertainment Biloxi LLC/Finance, 10.75%, 2/1/2012		1,370,000	1,316,912
PRIMEDIA, Inc.:
8.875%, 5/15/2011 (b)		430,000	413,875
10.124% **, 5/15/2010		1,170,000	1,164,150
Renaissance Media Group LLC, 10.0%, 4/15/2008		635,000	635,794
Resorts International Hotel & Casino, Inc., 11.5%, 3/15/2009 (b)		1,755,000	1,934,887
Rexnord Corp., 10.125%, 12/15/2012		145,000	159,500
Simmons Bedding Co., 7.875%, 1/15/2014 (b)		480,000	460,800
Simmons Co., Step-up Coupon, 0% to 12/15/2009, to 10% 12/15/2014 (b)		215,000	129,000
Sinclair Broadcast Group, Inc., 8.75%, 12/15/2011		1,675,000	1,760,844
Sirius Satellite Radio, Inc., 9.625%, 8/1/2013		1,395,000	1,367,100
Six Flags, Inc., 9.75%, 4/15/2013		565,000	577,713
Steinway Musical Instruments, Inc., 144A, 7.0%, 3/1/2014		345,000	347,588
Toys "R" Us, Inc.:
6.875%, 8/1/2006 (b)		155,000	155,388
7.375%, 10/15/2018		550,000	415,250
Trump Entertainment Resorts, Inc., 8.5%, 6/1/2015		2,170,000	2,164,575
TRW Automotive, Inc.:
11.0%, 2/15/2013 (b)		1,635,000	1,835,287
11.75%, 2/15/2013	EUR	300,000	414,851
United Auto Group, Inc., 9.625%, 3/15/2012		980,000	1,051,050
Wheeling Island Gaming, Inc., 10.125%, 12/15/2009		305,000	319,106
XM Satellite Radio, Inc., 14.0%, 12/31/2009		1,849,440	1,983,524
Young Broadcasting, Inc., 8.75%, 1/15/2014 (b)		2,445,000	2,053,800

			54,975,511
Consumer Staples 4.0%
Alliance One International, Inc., 11.0%, 5/15/2012		545,000	510,937
Birds Eye Foods, Inc., 11.875%, 11/1/2008		410,000	418,200
Del Laboratories, Inc., 8.0%, 2/1/2012 (b)		400,000	329,500
Delhaize America, Inc.:
8.05%, 4/15/2027 (b)		115,000	123,462
9.0%, 4/15/2031		1,545,000	1,843,724
North Atlantic Trading Co., 9.25%, 3/1/2012		3,000,000	1,830,000
Swift & Co.:
10.125%, 10/1/2009		455,000	466,944
12.5%, 1/1/2010		125,000	123,750
Viskase Co., Inc., 11.5%, 6/15/2011		1,775,000	1,881,500

			7,528,017
Energy 9.2%
Belden & Blake Corp., 8.75%, 7/15/2012		1,315,000	1,367,600
Chaparral Energy, Inc., 144A, 8.5%, 12/1/2015		785,000	830,137
Chesapeake Energy Corp.:

6.25%, 1/15/2018 (b)	120,000	119,850
6.5%, 8/15/2017 (b)	275,000	276,719
144A, 6.5%, 8/15/2017	120,000	120,750
6.875%, 1/15/2016 (b)	945,000	968,625
7.75%, 1/15/2015	155,000	164,688
Dynegy Holdings, Inc.:
7.625%, 10/15/2026	1,035,000	1,009,125
144A, 9.875%, 7/15/2010	1,715,000	1,873,637
El Paso Production Holding Corp., 7.75%, 6/1/2013	460,000	485,300
Frontier Oil Corp., 6.625%, 10/1/2011	950,000	957,125
Newpark Resources, Inc., Series B, 8.625%, 12/15/2007	1,040,000	1,043,900
NGC Corp. Capital Trust I, Series B, 8.316%, 6/1/2027	665,000	615,125
Sonat, Inc., 7.0%, 2/1/2018	135,000	135,000
Southern Natural Gas, 8.875%, 3/15/2010	1,145,000	1,224,716
Stone Energy Corp.:
6.75%, 12/15/2014	1,965,000	1,876,575
8.25%, 12/15/2011	615,000	624,225
Transmeridian Exploration, Inc., 12.0% **, 12/15/2010 (f)	310,000	359,600
Williams Companies, Inc.:
8.125%, 3/15/2012	2,105,000	2,304,975
8.75%, 3/15/2032	680,000	822,800

		17,180,472
Financials 14.9%
Alamosa Delaware, Inc.:
8.5%, 1/31/2012	120,000	129,600
11.0%, 7/31/2010	565,000	629,975
12.0%, 7/31/2009	460,000	497,950
AmeriCredit Corp., 9.25%, 5/1/2009	2,255,000	2,362,112
Ashton Woods USA LLC, 144A, 9.5%, 10/1/2015	860,000	808,400
E*TRADE Financial Corp.:
7.375%, 9/15/2013 (b)	705,000	727,913
7.875%, 12/1/2015	835,000	895,538
8.0%, 6/15/2011	560,000	589,400
Eaton Vance Corp., CDO II, Series C-X, 13.68%, 7/15/2012 *	4,171,889	0
Ford Motor Credit Co.:
7.25%, 10/25/2011	2,960,000	2,647,229
7.375%, 10/28/2009	2,830,000	2,614,130
General Motors Acceptance Corp.:
6.875%, 9/15/2011	3,945,000	3,532,250
8.0%, 11/1/2031 (b)	5,100,000	4,657,514
H&E Equipment/Finance, 11.125%, 6/15/2012	975,000	1,085,906
NRB Term Loan, Zero Coupon, 2/24/2013	1,250,000	1,265,365
Poster Financial Group, Inc., 8.75%, 12/1/2011 (b)	1,220,000	1,281,000
R.H. Donnelly Finance Corp., 10.875%, 12/15/2012	1,100,000	1,237,500
TIG Capital Holdings Trust, 144A, 8.597%, 1/15/2027	955,000	778,325
Triad Acquisition, Series B, 11.125%, 5/1/2013	560,000	557,200
Universal City Development, 11.75%, 4/1/2010	1,420,000	1,581,525

		27,878,832
Health Care 2.0%
Accellent, Inc., 144A, 10.5%, 12/1/2013	155,000	162,750
HEALTHSOUTH Corp., 10.75%, 10/1/2008 (b)	1,515,000	1,564,238
Tenet Healthcare Corp., 144A, 9.5%, 2/1/2015	1,950,000	1,954,875

		3,681,863

Industrials 13.3%
Aavid Thermal Technologies, Inc., 12.75%, 2/1/2007	1,458,000	1,494,450
Allied Security Escrow Corp., 11.375%, 7/15/2011	880,000	827,200
Allied Waste North America, Inc., Series B, 9.25%, 9/1/2012	1,192,000	1,293,320
American Color Graphics, 10.0%, 6/15/2010	685,000	496,625
Avondale Mills, Inc., 144A, 11.5% **, 7/1/2012	405,000	380,700
Beazer Homes USA, Inc.:
6.875%, 7/15/2015	60,000	57,750
8.375%, 4/15/2012	675,000	702,000
8.625%, 5/15/2011	465,000	487,088
Browning-Ferris Industries:
7.4%, 9/15/2035	1,340,000	1,239,500
9.25%, 5/1/2021	575,000	603,750
Case New Holland, Inc., 9.25%, 8/1/2011	1,530,000	1,640,925
Cenveo Corp., 7.875%, 12/1/2013	645,000	638,550
Collins & Aikman Floor Cover, Series B, 9.75%, 2/15/2010	1,020,000	963,900
Columbus McKinnon Corp., 10.0%, 8/1/2010	629,000	692,686
Compression Polymers Corp.:
144A, 10.5%, 7/1/2013	1,140,000	1,145,700
144A, 11.44% **, 7/1/2012	405,000	405,000
Congoleum Corp., 8.625%, 8/1/2008 *	715,000	657,800
Dana Corp., 7.0%, 3/1/2029 (b)	765,000	472,388
DRS Technologies, Inc., 7.625%, 2/1/2018	360,000	369,900
K. Hovnanian Enterprises, Inc.:
6.25%, 1/15/2016 (b)	790,000	727,758
8.875%, 4/1/2012	1,125,000	1,178,438
Kansas City Southern, 9.5%, 10/1/2008	1,695,000	1,830,600
Kinetek, Inc., Series D, 10.75%, 11/15/2006	1,255,000	1,226,762
Millennium America, Inc., 9.25%, 6/15/2008	1,650,000	1,695,375
Rainbow National Services LLC, 144A, 10.375%, 9/1/2014	560,000	633,500
Ship Finance International Ltd., 8.5%, 12/15/2013	865,000	813,100
Technical Olympic USA, Inc.:
7.5%, 1/15/2015	355,000	301,750
10.375%, 7/1/2012	595,000	603,776
The Brickman Group Ltd., Series B, 11.75%, 12/15/2009	530,000	583,000
United Rentals North America, Inc., 7.0%, 2/15/2014 (b)	340,000	329,375
Xerox Capital Trust I, 8.0%, 2/1/2027	525,000	543,375

		25,036,041
Information Technology 3.8%
Activant Solutions, Inc.:
10.5%, 6/15/2011	685,000	746,650
144A, 10.53% **, 4/1/2010	120,000	123,000
Eschelon Operating Co., 8.375%, 3/15/2010	470,000	446,500
L-3 Communications Corp., Series B, 6.375%, 10/15/2015	395,000	394,013
Lucent Technologies, Inc., 6.45%, 3/15/2029	2,000,000	1,687,500
Sanmina-SCI Corp.:
6.75%, 3/1/2013 (b)	655,000	632,075
8.125%, 3/1/2016	1,160,000	1,186,100
SunGard Data Systems, Inc., 144A, 10.25%, 8/15/2015	985,000	1,033,019
UGS Corp., 10.0%, 6/1/2012	850,000	931,812

		7,180,669
Materials 13.4%
ARCO Chemical Co., 9.8%, 2/1/2020	2,675,000	2,942,500
Associated Materials, Inc.:
Step-up Coupon, 0% to 3/1/2009, 11.25% to 3/1/2014	475,000	251,750
9.75%, 4/15/2012	605,000	601,975

BCP Crystal US Holdings, Series A, Step-up Coupon, 0% to 10/1/2009, 10% to 10/1/2014	105,000	82,163
Caraustar Industries, Inc., 9.875%, 4/1/2011 (b)	1,435,000	1,508,544
Constar International, Inc., 11.0%, 12/1/2012 (b)	145,000	117,450
Dayton Superior Corp.:
10.75%, 9/15/2008 (b)	600,000	609,000
13.0%, 6/15/2009 (b)	875,000	735,000
Equistar Chemical Funding, 10.625%, 5/1/2011	125,000	135,938
Exopac Holding Corp., 144A, 11.25%, 2/1/2014	1,130,000	1,130,000
GEO Specialty Chemicals, Inc., 13.03% **, 12/31/2009	1,736,000	1,510,320
Georgia-Pacific Corp., 8.0%, 1/15/2024	750,000	750,000
Greif, Inc., 8.875%, 8/1/2012	135,000	143,438
Hexcel Corp., 6.75%, 2/1/2015	290,000	290,725
Huntsman LLC, 11.625%, 10/15/2010	1,138,000	1,297,320
IMC Global, Inc., 10.875%, 8/1/2013	1,853,000	2,130,950
International Steel Group, Inc., 6.5%, 4/15/2014	340,000	342,550
Massey Energy Co.:
6.625%, 11/15/2010	690,000	705,525
144A, 6.875%, 12/15/2013	200,000	199,500
MMI Products, Inc., Series B, 11.25%, 4/15/2007	1,315,000	1,262,400
Neenah Foundry Co.:
144A, 11.0%, 9/30/2010	1,767,000	1,961,370
144A, 13.0%, 9/30/2013	634,624	640,970
Omnova Solutions, Inc., 11.25%, 6/1/2010	1,550,000	1,631,375
Oregon Steel Mills, Inc., 10.0%, 7/15/2009	345,000	366,562
Oxford Automotive, Inc., 144A, 12.0%, 10/15/2010 *	1,183,685	106,532
Pliant Corp., 11.625%, 6/15/2009 (PIK)	3	3
Portola Packaging, Inc., 8.25%, 2/1/2012	325,000	267,312
Radnor Holdings Corp., 11.0%, 3/15/2010	690,000	524,400
Rockwood Specialties Group, Inc., 10.625%, 5/15/2011	200,000	220,000
TriMas Corp., 9.875%, 6/15/2012	1,325,000	1,166,000
UAP Holding Corp., Step-up Coupon, 0% to 1/15/2008, 10.75% to 7/15/2012	320,000	285,600
United States Steel Corp., 9.75%, 5/15/2010	1,074,000	1,165,290

		25,082,462
Telecommunication Services 6.4%
AirGate PCS, Inc., 8.35% **, 10/15/2011 (b)	475,000	492,219
American Cellular Corp., Series B, 10.0%, 8/1/2011	290,000	315,375
Cincinnati Bell, Inc.:
7.25%, 7/15/2013	925,000	956,219
8.375%, 1/15/2014 (b)	845,000	853,450
Dobson Communications Corp., 8.875%, 10/1/2013	685,000	690,137
Insight Midwest LP, 9.75%, 10/1/2009	370,000	382,025
LCI International, Inc., 7.25%, 6/15/2007 (b)	880,000	889,900
Nextel Communications, Inc., Series D, 7.375%, 8/1/2015	3,375,000	3,569,312
Nextel Partners, Inc., 8.125%, 7/1/2011	595,000	630,700
Qwest Corp.:
7.25%, 9/15/2025	650,000	658,125
7.741% **, 6/15/2013	235,000	256,737
Rural Cellular Corp.:
9.75%, 1/15/2010 (b)	125,000	126,875
9.875%, 2/1/2010	105,000	112,350
144A, 10.43% **, 11/1/2012 (b)	125,000	128,750
SBA Telecom, Inc., Step-up Coupon, 0% to 12/15/2007, 9.75% to 12/15/2011	382,000	361,945
Securus Technologies, Inc., 11.0%, 9/1/2011 (b)	400,000	340,000
Telex Communications Holdings, Inc., 11.5%, 10/15/2008	60,000	64,200
Triton PCS, Inc., 8.5%, 6/1/2013	95,000	91,913

Ubiquitel Operating Co., 9.875%, 3/1/2011	375,000	412,500
US Unwired, Inc., Series B, 10.0%, 6/15/2012	635,000	717,550

		12,050,282
Utilities 9.0%
AES Corp., 144A, 8.75%, 5/15/2013	2,275,000	2,468,375
Allegheny Energy Supply Co. LLC, 144A, 8.25%, 4/15/2012	2,255,000	2,477,681
CMS Energy Corp., 8.5%, 4/15/2011 (b)	1,365,000	1,487,850
DPL, Inc., 6.875%, 9/1/2011	324,000	340,110
Mirant North America LLC, 144A, 7.375%, 12/31/2013	170,000	174,463
Mission Energy Holding Co., 13.5%, 7/15/2008	2,985,000	3,440,212
NorthWestern Corp., 5.875%, 11/1/2014	230,000	231,187
NRG Energy, Inc.:
7.25%, 2/1/2014	1,205,000	1,235,125
7.375%, 2/1/2016	2,130,000	2,193,900
PSE&G Energy Holdings LLC, 10.0%, 10/1/2009	2,535,000	2,839,200

		16,888,103

Total Corporate Bonds (Cost $200,432,079)		197,482,252
Foreign Bonds - US$ Denominated 15.9%
Consumer Discretionary 2.6%
Jafra Cosmetics International, Inc., 10.75%, 5/15/2011	1,715,000	1,867,206
Kabel Deutschland GmbH, 144A, 10.625%, 7/1/2014	950,000	1,014,125
Shaw Communications, Inc., 8.25%, 4/11/2010 (b)	180,000	193,050
Telenet Group Holding NV, 144A, Step-up Coupon, 0% to 12/15/2008, 11.5% to 6/15/2014 (b)	1,354,000	1,118,743
Unity Media GmbH, 144A, 10.375%, 2/15/2015	235,000	244,694
Vitro SA de CV, Series A, 144A, 12.75%, 11/1/2013 (b)	400,000	378,000

		4,815,818
Energy 1.2%
Gaz Capital SA, 144A, 8.625%, 4/28/2034	320,000	412,800
OAO Gazprom, 144A, 9.625%, 3/1/2013	1,120,000	1,353,800
Secunda International Ltd., 12.6% **, 9/1/2012	440,000	470,800

		2,237,400
Financials 1.5%
C&M Finance Ltd., 144A, 8.1%, 2/1/2016	265,000	269,712
Conproca SA de CV, 12.0%, 6/16/2010	1,015,000	1,211,912
Doral Financial Corp., 5.431% **, 7/20/2007	1,495,000	1,413,080

		2,894,704
Health Care 0.7%
Biovail Corp., 7.875%, 4/1/2010	1,185,000	1,220,550
Industrials 2.6%
Grupo Transportacion Ferroviaria Mexicana SA de CV:
9.375%, 5/1/2012	355,000	390,944
10.25%, 6/15/2007	1,710,000	1,804,050
12.5%, 6/15/2012	635,000	717,550
J. Ray McDermott SA, 144A, 11.5%, 12/15/2013	1,230,000	1,463,700
Stena AB, 9.625%, 12/1/2012	400,000	436,000
Supercanal Holding SA, Series REG S, 11.5%, 5/15/2005 *	100,000	16,000

		4,828,244
Information Technology 0.1%
Solectron Global Finance Ltd., 144A, 8.0%, 3/15/2016	170,000	172,550

Materials 3.1%
Cascades, Inc., 7.25%, 2/15/2013		1,802,000	1,630,810
ISPAT Inland ULC, 9.75%, 4/1/2014		993,000	1,129,537
Novelis, Inc., 144A, 7.25%, 2/15/2015		1,420,000	1,377,400
Rhodia SA, 8.875%, 6/1/2011		1,056,000	1,095,600
Tembec Industries, Inc., 8.625%, 6/30/2009		1,200,000	666,000

			5,899,347
Sovereign Bonds 1.2%
Federative Republic of Brazil, 8.875%, 10/14/2019		230,000	277,150
Republic of Argentina:
4.889% **, 8/3/2012 (PIK)		750,000	611,215
8.28%, 12/31/2033 (PIK) (b)		1,245,399	1,246,645
Republic of Venezuela, 10.75%, 9/19/2013		15,000	18,900

			2,153,910
Telecommunication Services 2.8%
Cell C Property Ltd., 144A, 11.0%, 7/1/2015 (b)		685,000	741,512
Embratel, Series B, 11.0%, 12/15/2008		370,000	418,100
Global Crossing UK Finance, 10.75%, 12/15/2014		525,000	496,125
Grupo Iusacell SA de CV, Series B, 10.0%, 7/15/2004 *		175,000	157,500
Intelsat Bermuda Ltd., 144A, 9.614% **, 1/15/2012		420,000	428,400
Intelsat Ltd., 5.25%, 11/1/2008		595,000	562,275
Millicom International Cellular SA, 10.0%, 12/1/2013		220,000	242,275
Mobifon Holdings BV, 12.5%, 7/31/2010		1,400,000	1,599,500
Stratos Global Corp., 144A, 9.875%, 2/15/2013		630,000	627,638

			5,273,325
Utilities 0.1%
CESP - Companhia Energetica de Sao Paulo, 144A, 10.0%, 3/2/2011		255,000	266,794

Total Foreign Bonds - US$ Denominated (Cost $28,602,160)			29,762,642
Foreign Bonds - Non US$ Denominated 1.1%
Consumer Discretionary 0.5%
Unity Media GmbH, 144A, 8.75%, 2/15/2015	EUR	705,000	838,329
Consumer Staples 0.1%
Fage Dairy Industry SA, 144A, 7.5%, 1/15/2015	EUR	220,000	241,281
Industrials 0.0%
Grohe Holdings GmbH, 144A, 8.625%, 10/1/2014	EUR	50,000	55,433
Sovereign Bonds 0.5%
Republic of Argentina, 7.82%, 12/31/2033 (PIK)	EUR	703,263	829,137

Total Foreign Bonds - Non US$ Denominated (Cost $1,764,048)			1,964,180
Asset Backed 1.1%
Golden Tree High Yield Opportunities LP, "D1", Series I, 13.054%, 10/31/2007 (Cost $2,000,000)		2,000,000	2,036,000
Convertible Bond 0.9%
Consumer Discretionary
HIH Capital Ltd.:
144A, Series DOM, 7.5%, 9/25/2006		1,065,000	1,054,350
144A, Series EURO, 7.5%, 9/25/2006		635,000	628,650

Total Convertible Bond (Cost $1,687,666)			1,683,000

	Shares	Value ($)

Common Stocks 0.1%
Consumer Discretionary 0.0%
Catalina Restaurant Group, Inc.*	3,317	1,659
Materials 0.0%
GEO Specialty Chemicals, Inc.*	14,091	21,136
GEO Specialty Chemicals, Inc. 144A*	1,283	1,925
Intermet Corp.*	5,583	54,169

		77,230
Telecommunication Services 0.1%
IMPSAT Fiber Networks, Inc.*	16,517	113,554
XO Holdings, Inc.*	636	1,450
		115,004

Total Common Stocks (Cost $1,125,743)		193,893
	Shares	Value ($)

Warrants 0.0%
Industrials 0.0%
DeCrane Aircraft Holdings, Inc. 144A*	1,640	0
TravelCenters of America, Inc.*	207	26

		26
Materials 0.0%
Dayton Superior Corp. 144A*	60	0

Telecommunication Services 0.0%
XO Holdings, Inc. “A”*	1,567	627
XO Holdings, Inc. “B”*	1,175	235
XO Holdings, Inc. “C”*	1,175	141
		1,003

Total Warrants (Cost $855)		1,029
Preferred Stocks 0.2%
Paxson Communications Corp. 14.25% (PIK) (Cost $416,647)	53	442,682
Convertible Preferred Stocks 0.1%
Paxson Communications Corp. 144A, 9.75%, (PIK) (Cost $276,250)	40	275,000
	Principal Amount ($)(a)	Value ($)

Loan Participation 0.3%
Alliance Mortgage Cycle Loan, LIBOR plus 7.25%, 12.44% **, 6/4/2010 (Cost $488,508)	487,500	487,500
	Units	Value ($)

Other Investments 0.6%
Hercules, Inc., (Bond Unit), 6.5%, 6/30/2029	795,000	600,225
IdleAire Technologies Corp. (Bond Unit), 144A, Step-up Coupon, 0% to 12/15/2008, 13.0% to 12/15/2012	805,000	595,700

SpinCycle, Inc., (Common Stock Unit)*	7,239	7,963
SpinCycle, Inc., "F" (Common Stock Unit)*	51	56

Total Other Investments (Cost $1,095,065)		1,203,944
	Shares	Value ($)
Securities Lending Collateral 15.3%
Daily Assets Fund Institutional, 4.49% (c) (d) (Cost $28,603,675)	28,603,675	28,603,675
Cash Equivalents 5.3%
Cash Management QP Trust, 4.51% (e) (Cost $9,979,903)	9,979,903	9,979,903

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $ 276,472,599)	146.2	274,115,700
Other Assets and Liabilities, Net	(13.8)	(25,874,269)
Notes Payable	(32.4)	(60,750,000)

Net Assets	100.0	187,491,431

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*

Non-income producing security. In the case of a bond, generally denotes that the issuer has defaulted on the payment of principal or the interest or has filed for bankruptcy. The following table represents bonds that are in default:

	Coupon	Maturity		Principal	Acquisition
Security	%	Date		Amount ($)	Cost ($)	Value ($)
Congoleum Corp.	8.625	8/1/2008	USD	715,000	600,300	657,800
Eaton Vance Corp., CDO II	13.68	7/15/2012	USD	4,171,889	3,904,801	0
Group Iusacell SA de CV	10.0	7/15/2004	USD	175,000	114,613	157,500
Oxford Automotive, Inc.	12.0	10/15/2010	USD	1,183,685	115,117	106,532
Supercanal Holdings SA	11.5	5/15/2005	USD	100,000	10,000	16,000
					$4,744,831	$937,832

**

Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of February 28, 2006.

(a)	Principal amount stated in US dollars unless otherwise noted.
(b)	All or a portion of these securities were on loan. The value of all securities loaned at February 28, 2006 amounted to $28,079,726 which is 15.0% of net assets.
(c)	Daily Assets Fund Institutional, an affiliated fund, is managed by Deutsche Asset Management, Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents collateral held in connection with securities lending.
(e)	Cash Management QP Trust, an affiliated fund, is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(f)	When issued.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

CDO: Collateralized Debt Obligation
LIBOR: Represents the London InterBank Offered Rate.
PIK: Denotes that all or a portion of the income is paid in kind.
As of February 28, 2006, the Fund had the following open forward foreign currency exchange contracts:

					Unrealized
				Settlement	Appreciation
Contracts to Deliver		In Exchange For		Date	(US $)
EUR	179,000	USD	218,953	6/8/2006	4,292
EUR	75,638	USD	92,187	6/8/2006	1,480
EUR	83,072	USD	100,903	6/8/2006	1,281
Total unrealized appreciation					7,053

					Unrealized
				Settlement	Depreciation
Contracts to Deliver		In Exchange For		Date	(US $)
EUR	1,683,787	USD	2,018,104	6/8/2006	(1,135)
EUR	12,060	USD	14,425	6/8/2006	(37)
Total unrealized depreciation					(1,172)

Currency Abbreviations

EUR: Euro

USD: United States Dollar

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS High Income Trust

By:	/s/Michael Colon
Michael Colon

President

Date:	April 21, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS High Income Trust

By:	/s/Michael Colon
Michael Colon

President

Date:	April 21, 2006

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                                 April 21, 2006